CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                March 24, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


       Re:               First Trust Exchange-Traded Fund IV
                   -----------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 147 and under the Investment Company Act of 1940, as amended, Amendment No. 149 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Strategic Income ETF, a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP



                                               By: /s/ Morrison C. Warren
                                                   ----------------------------
                                                       Morrison C. Warren


Enclosures